INTANGIBLE ASSETS AND GOODWILL (Details 1) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,582	$ 2,473	$ 7,838
Accumulated Amortization	(257)	(128)	(2,473)
Net Carrying Amount	2,325	2,345	5,365
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	699	699	1,112
Accumulated Amortization	(37)	(18)	(230)
Net Carrying Amount	$ 662	$ 681	$ 882
Weighted average useful life (years)	9 years	9 years	10 years
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 795	$ 795	$ 3,143
Accumulated Amortization	(156)	(78)	(1,411)
Net Carrying Amount	$ 639	$ 717	$ 1,732
Weighted average useful life (years)	2 years	2 years	3 years
Internally Used Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,088	$ 979	$ 1,418
Accumulated Amortization	(64)	(32)	(207)
Net Carrying Amount	$ 1,024	$ 947	$ 1,211
Weighted average useful life (years)	5 years	5 years	7 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			$ 1,839
Accumulated Amortization			(495)
Net Carrying Amount			$ 1,344
Weighted average useful life (years)			7 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			$ 191
Accumulated Amortization			(103)
Net Carrying Amount			$ 88
Weighted average useful life (years)			2 years
Deferred Implementation [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			$ 135
Accumulated Amortization			(27)
Net Carrying Amount			$ 108
Weighted average useful life (years)			8 years